Capital and Reserves (Details) - Schedule of Issued Share Capital (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Nov. 02, 2023
Schedule of Issued Share Capital [Abstract]
Common shares, par value	$ 0.002	$ 0.002	$ 0.002